Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Intangible assets, accumulated amortization	$ 440,400	$ 308,217	$ 264,156	$ 131,973
Property and equipment, accumulated depreciation and amortization	$ 423,916	$ 391,628
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Common stock, shares issued (in shares)	2,148,291	2,083,860
Common stock, shares outstanding (in shares)	1,980,986	1,916,555
Treasury stock, shares (in shares)	167,305	167,305